Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Dreyfus Opportunistic U.S. Stock Fund | Class A
Risk/Return:
Trading Symbol	DOSAX
Dreyfus Opportunistic U.S. Stock Fund | Class C
Risk/Return:
Trading Symbol	DOSCX
Dreyfus Opportunistic U.S. Stock Fund | Class I
Risk/Return:
Trading Symbol	DOSIX
Dreyfus Opportunistic U.S. Stock Fund | Class Y
Risk/Return:
Trading Symbol	DOSYX